Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.2%
Security	Principal Amount (000's omitted)	Value
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.419%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	$1,000	$ 988,716
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 12.428%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	550	542,284
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class E, 12.596%, (3 mo. SOFR + 7.282%), 1/15/33(1)(2)	750	753,418
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.326%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	502,210
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.709%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,000	979,312
Canyon Capital CLO Ltd., Series 2019-2A, Class ER, 12.326%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	400	393,905
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.076%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	600	592,838
Series 2015-5A, Class DR, 12.279%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	493,715
Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, 12.079%, (3 mo. SOFR + 6.762%), 10/20/32(1)(2)	500	491,008
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.221%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	500	491,329
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.829%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	500	493,148
Golub Capital Partners CLO 23M Ltd., Series 2015-23A, Class ER, 11.329%, (3 mo. SOFR + 6.012%), 1/20/31(1)(2)	600	601,003
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 12.079%, (3 mo. SOFR + 6.762%), 4/20/31(1)(2)	500	498,379
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.428%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	450	450,716
Series 2019-1A, Class DR, 12.068%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	500	498,753
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	300	296,899
Regatta XVI Funding Ltd., Series 2019-2A, Class E, 12.576%, (3 mo. SOFR + 7.262%), 1/15/33(1)(2)	500	501,352
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 12.349%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	500	485,647
Voya CLO Ltd., Series 2013-1A, Class DR, 12.056%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	1,000	894,572
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.816%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	550	538,417
Total Asset-Backed Securities (identified cost $11,595,266)		$ 11,487,621

Closed-End Funds — 3.4%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$ 638,248
Invesco Senior Income Trust	178,510	764,023
Nuveen Credit Strategies Income Fund	180,539	1,005,602
Nuveen Floating Rate Income Fund	123,571	1,078,775
Total Closed-End Funds (identified cost $4,361,226)		$ 3,486,648

Common Stocks — 1.2%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	28	$ 0
		$ 0
Commercial Services & Supplies — 0.2%
Monitronics International, Inc.(4)(5)	4,716	$ 99,036
Phoenix Services International LLC(4)(5)	7,568	71,896
Phoenix Services International LLC(4)(5)	690	6,555
		$ 177,487
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	1,256	$ 11,304
		$ 11,304
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	7,709	$ 137,558
		$ 137,558
Health Care — 0.2%
Envision Parent, Inc.(4)(5)	19,128	$ 172,749
		$ 172,749
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	35,996	$ 319,465
Serta SSB Equipment Co.(3)(4)(5)	35,996	0
		$ 319,465
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	6,311	$ 13,127
		$ 13,127

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 0.4%
Covis Midco 1 SARL, Class A(4)(5)	147	$ 75
Covis Midco 1 SARL, Class B(4)(5)	147	75
Covis Midco 1 SARL, Class C(4)(5)	147	75
Covis Midco 1 SARL, Class D(4)(5)	147	75
Covis Midco 1 SARL, Class E(4)(5)	147	75
Mallinckrodt International Finance SA(4)(5)	8,609	400,318
		$ 400,693
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	995	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	795,141	0
		$ 0
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	269	$ 3,634
		$ 3,634
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	21,114	$ 0
		$ 0
Total Common Stocks (identified cost $2,347,497)		$ 1,236,017

Corporate Bonds — 6.7%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$100	$ 98,478
TransDigm, Inc., 4.875%, 5/1/29	135	125,734
		$ 224,212
Automotive — 0.5%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$500	$ 501,694
		$ 501,694
Building and Development — 0.3%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	$16	$ 15,037
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	135	132,108
Standard Industries, Inc., 4.75%, 1/15/28(1)	135	128,947
		$ 276,092
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services — 0.9%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	$500	$ 501,060
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	43	42,990
5.75%, 4/15/26(1)	325	324,274
		$ 868,324
Cable and Satellite Television — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$135	$ 113,221
		$ 113,221
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$130	$ 123,764
		$ 123,764
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$135	$ 132,059
		$ 132,059
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$129	$ 126,075
Performance Food Group, Inc., 5.50%, 10/15/27(1)	300	294,749
		$ 420,824
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 99,693
		$ 99,693
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$98	$ 90,374
		$ 90,374
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$135	$ 122,762
		$ 122,762
Entertainment — 0.5%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$500	$ 512,408
		$ 512,408

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$135	$ 121,297
		$ 121,297
Health Care — 1.0%
Grifols SA, 4.75%, 10/15/28(1)	$200	$ 165,724
LifePoint Health, Inc., 5.375%, 1/15/29(1)	135	111,387
Medline Borrower LP, 5.25%, 10/1/29(1)	64	60,540
Tenet Healthcare Corp., 6.875%, 11/15/31	500	523,596
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	135	130,122
		$ 991,369
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$135	$ 122,636
		$ 122,636
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)	$100	$ 98,604
		$ 98,604
Leisure Goods/Activities/Movies — 0.3%
NCL Finance Ltd., 6.125%, 3/15/28(1)	$124	$ 122,560
Viking Cruises Ltd., 5.875%, 9/15/27(1)	135	132,545
		$ 255,105
Media — 0.2%
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(7)	$0(8)	$ 5
iHeartCommunications, Inc.:
6.375%, 5/1/26	102	87,365
8.375%, 5/1/27	185	103,730
		$ 191,100
Oil and Gas — 0.3%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$100	$ 105,396
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	135	133,742
Vital Energy, Inc., 9.75%, 10/15/30	100	109,441
		$ 348,579
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$119	$ 122,795
		$ 122,795
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$135	$ 127,292
		$ 127,292
Surface Transport — 0.1%
Hertz Corp., 4.625%, 12/1/26(1)	$67	$ 60,880
		$ 60,880
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 123,613
		$ 123,613
Utilities — 0.5%
Calpine Corp., 5.00%, 2/1/31(1)	$134	$ 123,056
NRG Energy, Inc., 3.625%, 2/15/31(1)	500	431,984
		$ 555,040
Wireless Telecommunication Services — 0.3%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50% , (9.00% cash, 1.50% PIK), 5/25/27(9)	$275	$ 270,699
		$ 270,699
Total Corporate Bonds (identified cost $6,921,062)		$ 6,874,436

Senior Floating-Rate Loans — 125.3%(10)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.8%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.829%, (SOFR + 3.50%), 8/24/28	144	$ 143,847
Term Loan, 8.829%, (SOFR + 3.50%), 8/24/28	55	55,446
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)	202	160,898
TransDigm, Inc., Term Loan, 8.059%, (SOFR + 2.75%), 8/24/28	499	500,988
		$ 861,179
Airlines — 1.3%
American Airlines, Inc., Term Loan, 10.329%, (SOFR + 4.75%), 4/20/28	786	$ 817,884

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines (continued)
Mileage Plus Holdings LLC, Term Loan, 10.733%, (SOFR + 5.25%), 6/21/27		228	$ 234,571
WestJet Loyalty LP, Term Loan, 9.048%, (SOFR + 3.75%), 2/14/31		250	250,338
			$ 1,302,793
Apparel & Luxury Goods — 0.7%
Gloves Buyer, Inc., Term Loan, 9.442%, (SOFR + 4.00%), 12/29/27		683	$ 682,824
			$ 682,824
Auto Components — 3.5%
Adient U.S. LLC, Term Loan, 8.077%, (SOFR + 2.75%), 1/31/31		322	$ 323,515
Autokiniton U.S. Holdings, Inc., Term Loan, 9.442%, (SOFR + 4.00%), 4/6/28		729	732,744
Clarios Global LP, Term Loan, 8.33%, (SOFR + 3.00%), 5/6/30		623	625,386
DexKo Global, Inc.:
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	70	74,117
Term Loan, 7.902%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	155	165,459
Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28		196	194,352
Garrett LX I SARL, Term Loan, 8.824%, (SOFR + 3.25%), 4/30/28		341	342,245
Garrett Motion, Inc., Term Loan, 9.813%, (SOFR + 4.50%), 4/30/28		196	197,902
LTI Holdings, Inc., Term Loan, 10.195%, (SOFR + 4.75%), 7/24/26		268	265,848
RealTruck Group, Inc.:
Term Loan, 8.945%, (SOFR + 3.50%), 1/31/28		492	488,539
Term Loan, 10.445%, (SOFR + 5.00%), 1/31/28		200	198,625
			$ 3,608,732
Automobiles — 0.7%
MajorDrive Holdings IV LLC:
Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28		316	$ 316,918
Term Loan, 10.959%, (SOFR + 5.50%), 6/1/29		417	418,583
			$ 735,501
Beverages — 1.4%
Arterra Wines Canada, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/24/27		484	$ 449,283
Borrower/Description	Principal Amount* (000's omitted)	Value
Beverages (continued)
City Brewing Co. LLC, Term Loan, 9.078%, (SOFR + 3.50%), 4/5/28	317	$ 248,458
Triton Water Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 3/31/28	729	722,539
		$ 1,420,280
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 7.943%, (SOFR + 2.50%), 3/12/26	179	$ 179,488
Alltech, Inc., Term Loan, 9.445%, (SOFR + 4.00%), 10/13/28	122	121,577
		$ 301,065
Building Products — 1.5%
Cornerstone Building Brands, Inc., Term Loan, 8.675%, (SOFR + 3.25%), 4/12/28	450	$ 448,262
LHS Borrower LLC, Term Loan, 10.18%, (SOFR + 4.75%), 2/16/29	287	273,434
MI Windows & Doors LLC, Term Loan, 3/21/31(11)	350	352,078
Oscar AcquisitionCo LLC, Term Loan, 9.902%, (SOFR + 4.50%), 4/29/29	222	222,394
Standard Industries, Inc., Term Loan, 7.693%, (SOFR + 2.25%), 9/22/28	278	278,441
		$ 1,574,609
Capital Markets — 4.4%
Advisor Group, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 8/17/28	495	$ 496,605
AllSpring Buyer LLC, Term Loan, 8.677%, (SOFR + 3.25%), 11/1/28	391	391,356
Aretec Group, Inc., Term Loan, 9.927%, (SOFR + 4.50%), 8/9/30	937	943,020
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28	224	224,784
Edelman Financial Center LLC, Term Loan, 8.945%, (SOFR + 3.50%), 4/7/28	438	438,218
EIG Management Co. LLC, Term Loan, 9.18%, (SOFR + 3.75%), 2/22/25	118	117,886
FinCo I LLC, Term Loan, 8.313%, (SOFR + 3.00%), 6/27/29	347	348,280
Focus Financial Partners LLC, Term Loan, 8.08%, (SOFR + 2.75%), 6/30/28	299	298,315
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28	815	817,545
Hudson River Trading LLC, Term Loan, 8.445%, (SOFR + 3.00%), 3/20/28	161	160,307

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Kestra Advisor Services Holdings A, Inc., Term Loan, 3/19/31(11)		175	$ 175,437
Mariner Wealth Advisors LLC, Term Loan, 8.692%, (SOFR + 3.25%), 8/18/28		122	121,742
			$ 4,533,495
Chemicals — 8.9%
Aruba Investments Holdings LLC:
Term Loan, 7.83%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	243	$ 252,464
Term Loan, 9.43%, (SOFR + 4.00%), 11/24/27		340	339,968
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.33%, (SOFR + 2.00%), 12/20/29		524	525,615
Charter NEX U.S., Inc., Term Loan, 8.827%, (SOFR + 3.50%), 12/1/27		467	468,295
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27		326	276,904
Gemini HDPE LLC, Term Loan, 8.574%, (SOFR + 3.00%), 12/31/27		328	327,605
Groupe Solmax, Inc., Term Loan, 10.257%, (SOFR + 4.75%), 5/29/28(12)		438	431,006
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.193%, (SOFR + 3.75%), 7/8/30		325	323,578
INEOS Finance PLC, Term Loan, 6.58%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	175	183,040
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.83%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	75	79,877
Term Loan, 9.18%, (SOFR + 3.75%), 3/14/30		124	123,907
Term Loan, 9.68%, (SOFR + 4.25%), 4/2/29		978	976,889
INEOS U.S. Finance LLC:
Term Loan, 7.93%, (SOFR + 2.50%), 11/8/28		147	146,045
Term Loan, 8.93%, (SOFR + 3.50%), 2/18/30		223	223,592
Term Loan, 9.08%, (SOFR + 3.75%), 2/7/31		150	150,328
Term Loan, 9.18%, (SOFR + 3.75%), 11/8/27		495	496,805
Kraton Corp., Term Loan, 8.841%, (SOFR + 3.25%), 3/15/29		419	408,306
Lonza Group AG, Term Loan, 9.334%, (SOFR + 3.93%), 7/3/28		706	665,316
Momentive Performance Materials, Inc., Term Loan, 9.83%, (SOFR + 4.50%), 3/29/28		396	391,046
Olympus Water U.S. Holding Corp., Term Loan, 9.321%, (SOFR + 3.75%), 11/9/28		684	685,319
Rohm Holding GmbH, Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		437	423,872
SCUR-Alpha 1503 GmbH, Term Loan, 10.813%, (SOFR + 5.50%), 3/29/30		149	137,925
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Starfruit Finco BV, Term Loan, 9.423%, (SOFR + 4.00%), 4/3/28		174	$ 174,312
Tronox Finance LLC, Term Loan, 8.827%, (SOFR + 3.50%), 8/16/28		150	150,093
W.R. Grace & Co.-Conn., Term Loan, 9.321%, (SOFR + 3.75%), 9/22/28		791	793,588
			$ 9,155,695
Commercial Services & Supplies — 4.5%
Albion Financing 3 SARL, Term Loan, 10.827%, (SOFR + 5.25%), 8/17/26		391	$ 393,362
Allied Universal Holdco LLC, Term Loan, 9.18%, (SOFR + 3.75%), 5/12/28		492	492,253
Belfor Holdings, Inc., Term Loan, 9.08%, (SOFR + 3.75%), 11/1/30		164	165,400
EnergySolutions LLC, Term Loan, 9.313%, (SOFR + 4.00%), 9/20/30		792	795,547
Foundever Worldwide Corp., Term Loan, 9.195%, (SOFR + 3.75%), 8/28/28		880	758,878
Garda World Security Corp., Term Loan, 9.583%, (SOFR + 4.25%), 2/1/29		495	496,332
GFL Environmental, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 5/31/27		14	13,878
Heritage-Crystal Clean, Inc., Term Loan, 10.317%, (SOFR + 5.00%), 10/17/30		200	200,279
LABL, Inc., Term Loan, 10.427%, (SOFR + 5.00%), 10/29/28		171	167,615
Monitronics International, Inc., Term Loan, 13.074%, (SOFR + 7.50%), 6/30/28		259	260,044
Phoenix Services International LLC, Term Loan, 11.43%, (SOFR + 6.10%), 6/30/28		92	86,763
Tempo Acquisition LLC, Term Loan, 8.08%, (SOFR + 2.75%), 8/31/28		493	494,479
TruGreen LP, Term Loan, 9.43%, (SOFR + 4.00%), 11/2/27		290	283,084
			$ 4,607,914
Construction Materials — 1.0%
Quikrete Holdings, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 3/19/29		980	$ 982,060
			$ 982,060
Consumer Staples Distribution & Retail — 0.6%
Cardenas Markets, Inc., Term Loan, 12.159%, (SOFR + 6.75%), 8/1/29		124	$ 124,259
Peer Holding III BV:
Term Loan, 7.652%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	150	162,283

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail (continued)
Peer Holding III BV: (continued)
Term Loan, 8.559%, (SOFR + 3.25%), 10/28/30		325	$ 326,117
			$ 612,659
Containers & Packaging — 1.5%
Berlin Packaging LLC, Term Loan, 9.196%, (SOFR + 3.75%), 3/11/28(12)		515	$ 516,035
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.105%, (SOFR + 3.68%), 4/13/29		640	641,371
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28		14	12,251
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.334%, (SOFR + 6.75%), 10/1/29		100	62,333
Proampac PG Borrower LLC, Term Loan, 9.806%, (SOFR + 4.50%), 9/15/28(12)		324	325,160
			$ 1,557,150
Distributors — 0.0%(6)
Phillips Feed Service, Inc., Term Loan, 12.329%, (SOFR + 7.00%), 11/13/24(3)		49	$ 34,050
			$ 34,050
Diversified Consumer Services — 1.3%
Ascend Learning LLC, Term Loan, 8.927%, (SOFR + 3.50%), 12/11/28		171	$ 170,375
KUEHG Corp., Term Loan, 10.313%, (SOFR + 5.00%), 6/12/30		622	624,540
Sotheby's, Term Loan, 10.076%, (SOFR + 4.50%), 1/15/27		201	198,969
Wand NewCo 3, Inc., Term Loan, 9.08%, (SOFR + 3.75%), 1/30/31		350	351,337
			$ 1,345,221
Diversified Financial Services — 0.6%
Concorde Midco Ltd., Term Loan, 7.909%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	$ 268,364
Sandy BidCo BV, Term Loan, 7.726%, (6 mo. EURIBOR + 3.60%), 8/17/29	EUR	275	296,849
			$ 565,213
Diversified Telecommunication Services — 2.0%
Altice France SA, Term Loan, 10.814%, (SOFR + 5.50%), 8/15/28		440	$ 346,798
CD&R Hydra Buyer, Inc., Term Loan, 3/25/31(11)		225	225,563
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
GEE Holdings 2 LLC:
Term Loan, 21.662%, (SOFR + 8.00%), 13.412% cash, 8.25% PIK, 3/24/25		186	$ 169,568
Term Loan - Second Lien, 13.662%, (SOFR + 8.25%), 5.412% cash, 8.25% PIK, 3/23/26		438	262,664
Virgin Media Bristol LLC, Term Loan, 8.69%, (SOFR + 3.25%), 1/31/29		1,075	1,067,759
			$ 2,072,352
Electrical Equipment — 1.1%
AZZ, Inc., Term Loan, 8.577%, (SOFR + 3.25%), 5/13/29		276	$ 277,489
Brookfield WEC Holdings, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 1/27/31		850	849,882
			$ 1,127,371
Electronic Equipment, Instruments & Components — 2.5%
Chamberlain Group, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 11/3/28		391	$ 390,965
Term Loan, 9.08%, (SOFR + 3.75%), 11/3/28		325	326,066
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28		394	383,897
Ingram Micro, Inc., Term Loan, 8.571%, (SOFR + 3.00%), 6/30/28		446	447,195
Mirion Technologies, Inc., Term Loan, 8.314%, (SOFR + 2.75%), 10/20/28		146	146,900
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25		493	438,691
Verisure Holding AB, Term Loan, 6.902%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	375	403,635
			$ 2,537,349
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc., Term Loan, 12.085%, (SOFR + 8.00%), 12/29/23(3)(13)		25	$ 19,950
PG Investment Co. 59 SARL, Term Loan, 2/24/31(11)		300	301,125
			$ 321,075
Engineering & Construction — 1.5%
Aegion Corp., Term Loan, 9.58%, (SOFR + 4.25%), 5/17/28		296	$ 297,951
American Residential Services LLC, Term Loan, 9.071%, (SOFR + 3.50%), 10/15/27		266	266,229
Artera Services LLC, Term Loan, 9.809%, (SOFR + 4.50%), 2/15/31		125	125,677
Northstar Group Services, Inc., Term Loan, 10.945%, (SOFR + 5.50%), 11/12/26		570	571,775

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Platea BC Bidco AB:
Term Loan, 4/2/31(11)	EUR	188	$ 201,425
Term Loan, 4/2/31(11)	EUR	38	40,285
			$ 1,503,342
Entertainment — 1.0%
Crown Finance U.S., Inc., Term Loan, 13.942%, (SOFR + 8.50%), 6.942% cash, 7.00% PIK, 7/31/28		173	$ 176,477
EP Purchaser LLC, Term Loan, 9.071%, (SOFR + 3.50%), 11/6/28		98	97,424
Renaissance Holding Corp., Term Loan, 9.577%, (SOFR + 4.25%), 4/5/30		274	274,433
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	547	324,526
Vue International Bidco PLC, Term Loan, 12.129%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	159,263
			$ 1,032,123
Equity Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc., Term Loan, 7.58%, (SOFR + 2.25%), 1/31/31		274	$ 273,970
			$ 273,970
Financial Services — 1.4%
GTCR W Merger Sub LLC, Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31		850	$ 853,520
NCR Atleos LLC, Term Loan, 10.163%, (SOFR + 4.75%), 3/27/29		374	375,790
Nuvei Technologies Corp., Term Loan, 8.43%, (SOFR + 3.00%), 12/19/30		224	225,279
			$ 1,454,589
Food Products — 1.5%
8th Avenue Food & Provisions, Inc., Term Loan, 10.192%, (SOFR + 4.75%), 10/1/25		146	$ 143,873
CHG PPC Parent LLC, Term Loan, 8.445%, (SOFR + 3.00%), 12/8/28		122	122,790
Del Monte Foods, Inc., Term Loan, 9.68%, (SOFR + 4.25%), 5/16/29		298	255,032
Nomad Foods U.S. LLC, Term Loan, 11/13/29(11)		600	601,767
United Petfood Group BV, Term Loan, 6.852%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	350	370,400
			$ 1,493,862
Borrower/Description	Principal Amount* (000's omitted)		Value
Gas Utilities — 0.9%
CQP Holdco LP, Term Loan, 8.302%, (SOFR + 3.00%), 12/31/30		908	$ 911,865
			$ 911,865
Health Care Equipment & Supplies — 1.5%
Bayou Intermediate II LLC, Term Loan, 10.077%, (SOFR + 4.50%), 8/2/28		391	$ 388,556
Journey Personal Care Corp., Term Loan, 9.692%, (SOFR + 4.25%), 3/1/28		732	722,385
Medline Borrower LP, Term Loan, 8.197%, (SOFR + 2.75%), 10/23/28		446	447,747
			$ 1,558,688
Health Care Providers & Services — 8.3%
AEA International Holdings (Lux) SARL, Term Loan, 8.809%, (SOFR + 3.50%), 9/7/28		565	$ 567,172
Biogroup-LCD, Term Loan, 7.395%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	125	129,664
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.302%, (SOFR + 8.00%), 1/15/26		1,054	901,077
Cano Health LLC:
DIP Loan, 16.32%, (SOFR + 11.00%), 10/7/24		111	114,466
DIP Loan, 16.321%, (SOFR + 11.00%), 10/7/24		73	74,675
Term Loan, 9.463%, (SOFR + 4.00%), 11/23/27(12)		978	275,098
CCRR Parent, Inc., Term Loan, 9.192%, (SOFR + 3.75%), 3/6/28		688	624,046
Cerba Healthcare SAS:
Term Loan, 7.53%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	125	124,911
Term Loan, 7.83%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	150	150,352
CHG Healthcare Services, Inc.:
Term Loan, 8.695%, (SOFR + 3.25%), 9/29/28		564	565,386
Term Loan, 9.092%, (SOFR + 3.75%), 9/29/28(12)		125	125,194
CNT Holdings I Corp., Term Loan, 8.817%, (SOFR + 3.50%), 11/8/27		681	682,244
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(7)		181	73,036
Electron BidCo, Inc., Term Loan, 8.445%, (SOFR + 3.00%), 11/1/28		196	196,630
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 12/12/28	EUR	400	425,565
Term Loan, 10.809%, (SOFR + 5.50%), 12/12/28		274	275,227
LSCS Holdings, Inc., Term Loan, 9.945%, (SOFR + 4.61%), 12/16/28		171	169,031
Medical Solutions Holdings, Inc., Term Loan, 8.677%, (SOFR + 3.25%), 11/1/28		640	568,858

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Option Care Health, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 10/27/28		98	$ 98,165
Pacific Dental Services LLC, Term Loan, 3/7/31(11)		225	225,000
Phoenix Guarantor, Inc., Term Loan, 8.577%, (SOFR + 3.25%), 2/21/31		450	444,621
Sound Inpatient Physicians, Term Loan, 8.574%, (SOFR + 3.00%), 6/27/25		212	118,755
Surgery Center Holdings, Inc., Term Loan, 8.829%, (SOFR + 3.50%), 12/19/30		645	649,034
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	159,845
Term Loan, 12/23/30(11)	EUR	150	161,738
TTF Holdings LLC, Term Loan, 3/31/28(11)		600	601,500
			$ 8,501,290
Health Care Technology — 4.2%
athenahealth Group, Inc., Term Loan, 8.58%, (SOFR + 3.25%), 2/15/29		530	$ 525,817
Certara LP, Term Loan, 9.105%, (SOFR + 3.50%), 8/15/26		468	468,691
Imprivata, Inc., Term Loan, 9.324%, (SOFR + 3.75%), 12/1/27		975	978,378
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.424%, (SOFR + 4.00%), 12/18/28		270	227,840
PointClickCare Technologies, Inc., Term Loan, 8.571%, (SOFR + 3.00%), 12/29/27		291	291,909
Project Ruby Ultimate Parent Corp., Term Loan, 8.692%, (SOFR + 3.25%), 3/10/28		534	533,596
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27		660	622,842
Verscend Holding Corp., Term Loan, 9.445%, (SOFR + 4.00%), 8/27/25		692	692,301
			$ 4,341,374
Hotels, Restaurants & Leisure — 5.2%
Caesars Entertainment, Inc., Term Loan, 8.041%, (SOFR + 2.75%), 2/6/31		650	$ 651,381
Carnival Corp., Term Loan, 8.695%, (SOFR + 3.25%), 10/18/28		1,127	1,128,928
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26		375	376,239
Fertitta Entertainment LLC, Term Loan, 9.077%, (SOFR + 3.75%), 1/27/29		594	596,028
Flutter Financing BV, Term Loan, 7.559%, (SOFR + 2.25%), 11/25/30		848	849,010
Great Canadian Gaming Corp., Term Loan, 9.59%, (SOFR + 4.00%), 11/1/26		442	443,230
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Ontario Gaming GTA LP, Term Loan, 9.559%, (SOFR + 4.25%), 8/1/30		274	$ 275,611
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.84%, (SOFR + 8.25%), 6/23/26		174	172,748
Playa Resorts Holding BV, Term Loan, 8.579%, (SOFR + 3.25%), 1/5/29		642	644,381
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.83%, (SOFR + 2.50%), 8/25/28		219	219,607
			$ 5,357,163
Household Durables — 1.7%
Libbey Glass, Inc., Term Loan, 11.974%, (SOFR + 6.50%), 11/22/27		289	$ 274,640
Serta Simmons Bedding LLC, Term Loan, 12.924%, (SOFR + 7.50%), 6/29/28		700	632,425
Solis IV BV, Term Loan, 7.945%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	750	802,251
			$ 1,709,316
Household Products — 0.5%
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26		396	$ 396,774
Term Loan, 11.493%, (SOFR + 6.00%), 12/22/26		164	164,728
			$ 561,502
Industrial Conglomerates — 0.6%
Kohler Energy Co. LLC, Term Loan, 1/30/31(11)		625	$ 625,000
			$ 625,000
Insurance — 1.6%
Alliant Holdings Intermediate LLC, Term Loan, 8.827%, (SOFR + 3.50%), 11/6/30		122	$ 122,924
AmWINS Group, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 2/19/28		198	198,102
AssuredPartners, Inc., Term Loan, 8.942%, (SOFR + 3.50%), 2/12/27		682	683,711
NFP Corp., Term Loan, 8.695%, (SOFR + 3.25%), 2/16/27		583	584,676
			$ 1,589,413
Interactive Media & Services — 1.9%
Adevinta ASA:
Term Loan, 6.33%, (1 mo. EURIBOR + 2.50%), 6/26/28	EUR	342	$ 369,333
Term Loan, 8.332%, (SOFR + 2.75%), 6/26/28		62	61,754

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Interactive Media & Services (continued)
Arches Buyer, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 12/6/27	790	$ 766,678
Buzz Finco LLC:
Term Loan, 8.177%, (SOFR + 2.75%), 1/29/27	264	264,577
Term Loan, 8.677%, (SOFR + 3.25%), 1/29/27	27	26,840
Getty Images, Inc., Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26	488	488,610
		$ 1,977,792
IT Services — 4.7%
Asurion LLC:
Term Loan - Second Lien, 10.692%, (SOFR + 5.25%), 1/31/28	750	$ 679,921
Term Loan - Second Lien, 10.692%, (SOFR + 5.25%), 1/20/29	325	291,755
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28	985	963,576
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27	739	708,777
Go Daddy Operating Co. LLC, Term Loan, 7.33%, (SOFR + 2.00%), 11/9/29	594	594,263
NAB Holdings LLC, Term Loan, 8.209%, (SOFR + 2.75%), 11/23/28	788	788,103
Rackspace Technology Global, Inc.:
Term Loan, 11.683%, (SOFR + 6.25%), 5/15/28	118	117,503
Term Loan - Second Lien, 8.183%, (SOFR + 2.75%), 5/15/28	964	477,132
Skopima Merger Sub, Inc., Term Loan, 9.445%, (SOFR + 4.00%), 5/12/28	212	211,689
		$ 4,832,719
Leisure Products — 0.2%
Recess Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 2/20/30	225	$ 226,125
		$ 226,125
Life Sciences Tools & Services — 1.5%
Cambrex Corp., Term Loan, 8.93%, (SOFR + 3.50%), 12/4/26	144	$ 140,860
Curia Global, Inc., Term Loan, 9.163%, (SOFR + 3.75%), 8/30/26	668	637,381
IQVIA, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 1/2/31	374	375,863
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
LGC Group Holdings Ltd., Term Loan, 7.08%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	225	$ 236,401
Loire Finco Luxembourg SARL, Term Loan, 8.93%, (SOFR + 3.50%), 4/21/27		144	141,941
			$ 1,532,446
Machinery — 7.0%
AI Aqua Merger Sub, Inc., Term Loan, 9.072%, (SOFR + 3.75%), 7/31/28		590	$ 590,790
American Trailer World Corp., Term Loan, 9.18%, (SOFR + 3.75%), 3/3/28		255	249,162
Apex Tool Group LLC:
Term Loan, 15.329%, (SOFR + 10.00%), 2/8/30		194	187,738
Term Loan - Second Lien, 12.579%, (SOFR + 7.25%), 2/8/29		83	81,911
Barnes Group, Inc., Term Loan, 7.827%, (SOFR + 2.50%), 9/3/30		149	149,530
Conair Holdings LLC, Term Loan, 9.192%, (SOFR + 3.75%), 5/17/28		585	581,197
EMRLD Borrower LP, Term Loan, 7.791%, (SOFR + 2.50%), 5/31/30		217	216,529
Engineered Machinery Holdings, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 5/19/28		951	948,590
Filtration Group Corp., Term Loan, 8.945%, (SOFR + 3.50%), 10/21/28		171	171,250
Gates Global LLC, Term Loan, 7.93%, (SOFR + 2.50%), 3/31/27		697	699,043
Icebox Holdco III, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 12/22/28		196	196,468
Madison IAQ LLC, Term Loan, 8.693%, (SOFR + 3.25%), 6/21/28		248	247,988
Pro Mach Group, Inc., Term Loan, 9.077%, (SOFR + 3.75%), 8/31/28		298	299,136
Roper Industrial Products Investment Co. LLC, Term Loan, 9.302%, (SOFR + 4.00%), 11/22/29		421	423,466
SPX Flow, Inc., Term Loan, 9.927%, (SOFR + 4.50%), 4/5/29		523	525,658
Titan Acquisition Ltd., Term Loan, 8.442%, (SOFR + 3.00%), 3/28/25		492	492,147
TK Elevator Midco GmbH, Term Loan, 4/30/30(11)	EUR	250	269,664
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	150	161,394
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30		418	419,542
Zephyr German BidCo GmbH, Term Loan, 7.525%, (3 mo. EURIBOR + 3.60%), 3/10/28	EUR	300	317,409
			$ 7,228,612

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 1.5%
Gray Television, Inc.:
Term Loan, 7.94%, (SOFR + 2.50%), 1/2/26	276	$ 273,200
Term Loan, 8.44%, (SOFR + 3.00%), 12/1/28	244	229,598
Hubbard Radio LLC, Term Loan, 9.70%, (SOFR + 4.25%), 3/28/25	204	135,736
Sinclair Television Group, Inc., Term Loan, 7.945%, (SOFR + 2.50%), 9/30/26	286	273,583
Univision Communications, Inc., Term Loan, 8.695%, (SOFR + 3.25%), 3/15/26	584	584,634
		$ 1,496,751
Metals/Mining — 1.4%
Arsenal AIC Parent LLC, Term Loan, 9.08%, (SOFR + 3.75%), 8/18/30	721	$ 725,136
Dynacast International LLC, Term Loan, 14.443%, (SOFR + 9.00%), 10/22/25	160	116,125
PMHC II, Inc., Term Loan, 9.723%, (SOFR + 4.25%), 4/23/29	520	514,979
WireCo WorldGroup, Inc., Term Loan, 9.068%, (SOFR + 3.75%), 11/13/28	109	109,372
		$ 1,465,612
Oil, Gas & Consumable Fuels — 1.3%
ITT Holdings LLC, Term Loan, 8.677%, (SOFR + 3.25%), 10/5/30	249	$ 249,403
Matador Bidco SARL, Term Loan, 9.93%, (SOFR + 4.50%), 10/15/26	670	671,677
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.436%, (SOFR + 3.00%), 10/5/28	243	244,115
Oxbow Carbon LLC, Term Loan, 9.42%, (SOFR + 4.00%), 5/10/30(12)	149	149,154
		$ 1,314,349
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 2/23/29	346	$ 322,589
		$ 322,589
Pharmaceuticals — 1.8%
Bausch Health Cos., Inc., Term Loan, 10.679%, (SOFR + 5.25%), 2/1/27	427	$ 335,582
Jazz Financing Lux SARL, Term Loan, 8.445%, (SOFR + 3.00%), 5/5/28	657	660,717
Mallinckrodt International Finance SA:
Term Loan, 12.826%, (SOFR + 7.50%), 11/14/28	118	131,603
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Mallinckrodt International Finance SA: (continued)
Term Loan - Second Lien, 14.826%, (SOFR + 9.50%), 11/14/28		669	$ 734,662
			$ 1,862,564
Professional Services — 4.7%
AlixPartners LLP, Term Loan, 6.902%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	243	$ 261,648
Camelot U.S. Acquisition LLC, Term Loan, 8.077%, (SOFR + 2.75%), 1/31/31		424	424,772
CoreLogic, Inc., Term Loan, 8.945%, (SOFR + 3.50%), 6/2/28		492	482,832
EAB Global, Inc., Term Loan, 8.945%, (SOFR + 3.50%), 8/16/28		496	497,279
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28		586	492,030
Fleet Midco I Ltd., Term Loan, 8.58%, (SOFR + 3.25%), 2/21/31		200	200,500
Genuine Financial Holdings LLC, Term Loan, 9.33%, (SOFR + 4.00%), 9/27/30		124	123,636
Neptune Bidco U.S., Inc., Term Loan, 10.423%, (SOFR + 5.00%), 4/11/29		596	550,837
Rockwood Service Corp., Term Loan, 9.692%, (SOFR + 4.25%), 1/23/27		223	224,196
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7/15/29(11)	EUR	425	458,612
Teneo Holdings LLC, Term Loan, 10.08%, (SOFR + 4.75%), 3/13/31		300	301,313
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29		496	491,851
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 1/31/31		325	326,346
			$ 4,835,852
Real Estate Management & Development — 0.4%
Greystar Real Estate Partners LLC, Term Loan, 8.576%, (SOFR + 3.25%), 8/21/30		174	$ 174,562
Homeserve USA Holding Corp., Term Loan, 8.329%, (SOFR + 3.00%), 10/21/30		275	275,988
			$ 450,550
Road & Rail — 0.9%
First Student Bidco, Inc.:
Term Loan, 8.564%, (SOFR + 3.00%), 7/21/28		66	$ 65,574
Term Loan, 8.564%, (SOFR + 3.00%), 7/21/28		216	216,204
Hertz Corp.:
Term Loan, 9.079%, (SOFR + 3.75%), 6/30/28		200	193,972

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corp.: (continued)
Term Loan, 6/30/28(11)		2	$ 1,657
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30		397	399,373
			$ 876,780
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		616	$ 615,433
Term Loan - Second Lien, 10.399%, (SOFR + 5.60%), 2/1/30		125	123,789
Bright Bidco BV, Term Loan, 14.317%, (SOFR + 9.00%), 6.317% cash, 8.00% PIK, 10/31/27		203	54,749
			$ 793,971
Software — 18.4%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31		199	$ 199,927
AppLovin Corp., Term Loan, 7.83%, (SOFR + 2.50%), 8/16/30		559	559,597
Astra Acquisition Corp.:
Term Loan, 10.821%, (SOFR + 5.25%), 10/25/28		267	113,208
Term Loan - Second Lien, 14.439%, (SOFR + 8.88%), 10/25/29		425	111,536
Banff Merger Sub, Inc.:
Term Loan, 8.33%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	120	129,404
Term Loan, 9.58%, (SOFR + 4.25%), 12/29/28		960	966,927
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29		571	572,930
CentralSquare Technologies LLC, Term Loan, 9.177%, (SOFR + 3.75%), 8/29/25		1,527	1,488,570
Cloud Software Group, Inc., Term Loan, 9.909%, (SOFR + 4.50%), 3/30/29		892	888,662
Cloudera, Inc.:
Term Loan, 9.18%, (SOFR + 3.75%), 10/8/28		861	858,000
Term Loan - Second Lien, 11.43%, (SOFR + 6.00%), 10/8/29		200	198,750
Cornerstone OnDemand, Inc., Term Loan, 9.195%, (SOFR + 3.75%), 10/16/28		343	337,212
Delta TopCo, Inc., Term Loan - Second Lien, 12.621%, (SOFR + 7.25%), 12/1/28		1,000	1,004,750
E2open LLC, Term Loan, 8.945%, (SOFR + 3.50%), 2/4/28		413	414,615
ECI Macola Max Holding LLC:
Term Loan, 9.314%, (SOFR + 3.75%), 11/9/27		581	582,776
Term Loan, 5/31/30(11)		50	50,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Epicor Software Corp.:
Term Loan, 8.692%, (SOFR + 3.25%), 7/30/27		492	$ 494,578
Term Loan, 9.077%, (SOFR + 3.75%), 7/30/27		249	250,960
Fiserv Investment Solutions, Inc., Term Loan, 9.319%, (SOFR + 4.00%), 2/18/27		446	429,039
iSolved, Inc., Term Loan, 9.327%, (SOFR + 4.00%), 10/14/30		150	150,685
Ivanti Software, Inc., Term Loan, 9.839%, (SOFR + 4.25%), 12/1/27		209	195,162
Magenta Buyer LLC, Term Loan, 10.574%, (SOFR + 5.00%), 7/27/28		542	323,628
Marcel LUX IV SARL, Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30		375	378,398
Maverick Bidco, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 5/18/28		281	280,269
McAfee LLC, Term Loan, 9.176%, (SOFR + 3.75%), 3/1/29		688	688,395
OceanKey (U.S.) II Corp., Term Loan, 8.93%, (SOFR + 3.50%), 12/15/28		147	145,640
Open Text Corp., Term Loan, 8.177%, (SOFR + 2.75%), 1/31/30		619	620,814
Proofpoint, Inc., Term Loan, 8.695%, (SOFR + 3.25%), 8/31/28		978	978,722
Quartz AcquireCo LLC, Term Loan, 8.809%, (SOFR + 3.50%), 6/28/30		224	224,925
Quest Software U.S. Holdings, Inc., Term Loan, 9.713%, (SOFR + 4.25%), 2/1/29		397	300,380
Redstone Holdco 2 LP, Term Loan, 10.195%, (SOFR + 4.75%), 4/27/28		428	355,300
Skillsoft Corp., Term Loan, 10.693%, (SOFR + 5.25%), 7/14/28		298	267,464
SolarWinds Holdings, Inc., Term Loan, 8.58%, (SOFR + 3.25%), 2/5/27		447	447,941
Sophia LP, Term Loan, 8.93%, (SOFR + 3.50%), 10/9/29		1,309	1,316,348
UKG, Inc., Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31		819	823,162
Veritas U.S., Inc.:
Term Loan, 8.652%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	145	141,898
Term Loan, 10.445%, (SOFR + 5.00%), 9/1/25		542	502,665
Vision Solutions, Inc., Term Loan, 9.586%, (SOFR + 4.00%), 4/24/28		1,079	1,079,758
			$ 18,872,995
Specialty Retail — 4.9%
Boels Topholding BV, Term Loan, 7.132%, (EURIBOR + 3.25%), 2/6/27(12)	EUR	237	$ 255,834

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Great Outdoors Group LLC, Term Loan, 9.195%, (SOFR + 3.75%), 3/6/28		1,258	$ 1,260,353
Harbor Freight Tools USA, Inc., Term Loan, 8.195%, (SOFR + 2.75%), 10/19/27		977	977,915
Les Schwab Tire Centers, Term Loan, 8.684%, (SOFR + 3.25%), 11/2/27		739	740,511
LIDS Holdings, Inc., Term Loan, 10.98%, (SOFR + 5.50%), 12/14/26		80	79,644
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28		779	781,443
PetSmart, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 2/11/28		975	973,607
			$ 5,069,307
Trading Companies & Distributors — 3.8%
Beacon Roofing Supply, Inc., Term Loan, 5/19/28(11)		150	$ 150,281
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30		199	199,829
Foundation Building Materials Holding Co. LLC, Term Loan, 9.313%, (SOFR + 4.00%), 1/29/31		350	351,859
Patagonia Bidco Ltd., Term Loan, 10.463%, (SONIA + 5.25%), 11/1/28	GBP	375	422,032
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28		1,248	1,159,119
SRS Distribution, Inc., Term Loan, 8.945%, (SOFR + 3.50%), 6/2/28		741	745,752
White Cap Buyer LLC, Term Loan, 9.08%, (SOFR + 3.75%), 10/19/27		494	495,734
Windsor Holdings III LLC, Term Loan, 9.326%, (SOFR + 4.00%), 8/1/30		323	325,461
			$ 3,850,067
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 9.302%, (SOFR + 4.00%), 12/17/27		494	$ 491,674
SBA Senior Finance II LLC, Term Loan, 7.34%, (SOFR + 2.00%), 1/25/31		200	200,457
			$ 692,131
Total Senior Floating-Rate Loans (identified cost $130,844,867)			$128,553,296

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(3)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(14)	3,608,728	$ 3,608,728
Total Short-Term Investments (identified cost $3,608,728)		$ 3,608,728
Total Investments — 151.3% (identified cost $159,678,646)		$155,246,746
Less Unfunded Loan Commitments — (0.0)%(6)		$ (2,320)
Net Investments — 151.3% (identified cost $159,676,326)		$155,244,426
Other Assets, Less Liabilities — (51.3)%		$(52,664,751)
Net Assets Applicable to Common Shares — 100.0%		$102,579,675
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $17,141,492 or 16.7% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after March 31, 2024, at which time the interest rate will be determined.
(12)	The stated interest rate represents the weighted average interest rate at March 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2024, the total value of unfunded loan commitments is $1,851.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,383,150	EUR	3,122,551	Standard Chartered Bank	4/3/24	$14,386	$ —
USD	3,376,364	EUR	3,122,551	Standard Chartered Bank	5/3/24	3,550	—
USD	605,850	EUR	556,000	Bank of America, N.A.	5/31/24	4,628	—
USD	605,841	EUR	556,114	Bank of America, N.A.	5/31/24	4,496	—
USD	555,563	EUR	510,000	Bank of America, N.A.	5/31/24	4,082	—
USD	517,569	EUR	475,000	Bank of America, N.A.	5/31/24	3,935	—
USD	615,695	EUR	565,000	State Street Bank and Trust Company	5/31/24	4,741	—
USD	606,787	EUR	557,000	State Street Bank and Trust Company	5/31/24	4,484	—
USD	606,704	EUR	557,000	State Street Bank and Trust Company	5/31/24	4,401	—
USD	630,809	GBP	497,000	HSBC Bank USA, N.A.	5/31/24	3,320	—
USD	631,952	GBP	497,749	State Street Bank and Trust Company	5/31/24	3,517	—
USD	2,169,489	EUR	1,998,279	State Street Bank and Trust Company	6/28/24	6,092	—
						$61,632	$—
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

Eaton Vance
Senior Income Trust
March 31, 2024
Portfolio of Investments (Unaudited) — continued

At March 31, 2024, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2024, the value of the Trust's investment in funds that may be deemed to be affiliated was $3,608,728, which represents 3.5% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,163,645	$55,875,246	$(55,430,163)	$ —	$ —	$3,608,728	$152,239	3,608,728
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 11,487,621	$ —	$ 11,487,621
Closed-End Funds	3,486,648	—	—	3,486,648
Common Stocks	11,304	1,221,079	3,634	1,236,017
Corporate Bonds	—	6,874,436	—	6,874,436
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	128,336,078	214,898	128,550,976
Miscellaneous	—	—	0	0
Short-Term Investments	3,608,728	—	—	3,608,728
Total Investments	$7,106,680	$147,919,214	$218,532	$155,244,426
Forward Foreign Currency Exchange Contracts	$ —	$ 61,632	$ —	$ 61,632
Total	$7,106,680	$147,980,846	$218,532	$155,306,058
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2024 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.